FEDERAL HOME LOAN ADVANCES	12 Months Ended
Jun. 30, 2014
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
FEDERAL HOME LOAN BANK ADVANCES
13.	FEDERAL HOME LOAN BANK ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30:

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2014	2013
						(Dollars in Thousands)

Convertible	06/22/16	07/27/17	4.44%	4.26%	5.16%	$12,500	$17,500
Adjustable	05/06/16	06/17/16	0.26%	0.26%	0.28%	99,196	-

Total						$111,696	$17,500

Maturities of FHLB long-term advances at June 30, 2014, are summarized as follows:

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
	(Dollars in Thousands)

2015	$-	-%
2016	101,696	.39
2017	-	-
2018	10,000	4.26
2019 and thereafter	-	-

Total	$111,696	0.65%

[1]	For fiscal year ended 2014.

The terms of the convertible advances reset to the three-month London Interbank Offered Rate ("LIBOR") and have various spreads and call dates of three months. The FHLB has the right to convert from a fixed rate to a predetermined floating rate on its conversion date or quarterly thereafter. Should the advance be converted, the Company has the right to pay off the advance without penalty. The adjustable rate advances adjust either monthly or quarterly, based on the one-month or three-month LIBOR index, and have various spreads to the LIBOR index. The spreads to the applicable LIBOR index range from 0.05% to 0.13%. The adjustable rate advances are not convertible or callable. The FHLB advances are secured by the Company's FHLB stock, mortgage-backed investment securities and loans, and are subject to substantial prepayment penalties.

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30:

	2014	2013
	(Dollars in Thousands)

FHLB revolving and short-term advances:
Ending balance	$23,626	$96,712
Average balance during the year	79,243	81,995
Maximum month-end balance during the year	122,054	105,438
Average interest rate during the year	0.25%	0.23%
Weighted-average rate at year-end	0.27%	0.23%

At June 30, 2014, the Company had remaining borrowing capacity with the FHLB of approximately $15.6 million.

The FHLB advances are secured by the Company's FHLB stock, loans, and mortgage-backed securities held in safekeeping at the FHLB. FHLB advances are subject to substantial prepayment penalties.